Fixed Assets, Net - Schedule of Fixed Assets (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Fixed Assets [Line Items]
Less: accumulated depreciation	$ (103,097)	$ (96,996)
Total fixed assets, net	445,704	458,503
Investment Properties [Member]
Schedule of Fixed Assets [Line Items]
Fixed asset gross	415,509	412,504
Computer Equipment [Member]
Schedule of Fixed Assets [Line Items]
Fixed asset gross	46,802	57,130
Software Development [Member]
Schedule of Fixed Assets [Line Items]
Fixed asset gross	$ 86,490	$ 85,865